OFF-BALANCE SHEET RISK AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract represents credit risk	$ 67,718
Undisbursed Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract represents credit risk	67,109
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract represents credit risk	$ 609